FINANCIAL INSTRUMENTS - Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	79.50%
Top Five Customers
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	25.60%	26.70%	30.60%
One Customer
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	10.70%	10.90%	11.00%
United States of America
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	62.00%